Annual Fund Operating Expenses		Mar. 01, 2026	Feb. 28, 2026
CastleArk Large Growth ETF | CastleArk Large Growth ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)			0.54%
Other Expenses (as a percentage of Assets):			0.00%
Expenses (as a percentage of Assets)			0.54%
Frontier Asset Absolute Return ETF | Frontier Asset Absolute Return ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	[1]	0.60%
Other Expenses (as a percentage of Assets):	[1]	0.00%
Acquired Fund Fees and Expenses	[1],[2]	0.35%
Expenses (as a percentage of Assets)	[1],[3]	0.95%
Frontier Asset Core Bond ETF | Frontier Asset Core Bond ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	[4]	0.60%
Other Expenses (as a percentage of Assets):	[4]	0.00%
Acquired Fund Fees and Expenses	[4],[5]	0.24%
Expenses (as a percentage of Assets)	[4],[6]	0.84%
Frontier Asset Opportunistic Credit ETF | Frontier Asset Opportunistic Credit ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	[7]	0.60%
Other Expenses (as a percentage of Assets):	[7]	0.00%
Acquired Fund Fees and Expenses	[7],[8]	0.27%
Expenses (as a percentage of Assets)	[7],[9]	0.87%
Frontier Asset Global Small Cap Equity ETF | Frontier Asset Global Small Cap Equity ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	[10]	0.60%
Other Expenses (as a percentage of Assets):	[10]	0.00%
Acquired Fund Fees and Expenses	[10],[11]	0.22%
Expenses (as a percentage of Assets)	[10],[12]	0.82%
Frontier Asset Total International Equity ETF | Frontier Asset Total International Equity ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	[13]	0.60%
Other Expenses (as a percentage of Assets):	[13]	0.00%
Acquired Fund Fees and Expenses	[13],[14]	0.27%
Expenses (as a percentage of Assets)	[13],[15]	0.87%
Frontier Asset U.S. Large Cap Equity ETF | Frontier Asset U.S. Large Cap Equity ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	[16]	0.60%
Other Expenses (as a percentage of Assets):	[16]	0.00%
Acquired Fund Fees and Expenses	[16],[17]	0.26%
Expenses (as a percentage of Assets)	[16],[18]	0.86%
KOPERNIK GLOBAL ALL-CAP FUND
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination		February 28, 2027
KOPERNIK GLOBAL ALL-CAP FUND | CLASS A SHARES
Prospectus [Line Items]
Management Fees (as a percentage of Assets)		0.90%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.10%
Acquired Fund Fees and Expenses		0.01%
Expenses (as a percentage of Assets)	[19],[20]	1.26%
KOPERNIK GLOBAL ALL-CAP FUND | CLASS I SHARES
Prospectus [Line Items]
Management Fees (as a percentage of Assets)		0.90%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.10%
Acquired Fund Fees and Expenses		0.01%
Expenses (as a percentage of Assets)	[19],[20]	1.01%
KOPERNIK INTERNATIONAL FUND
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination		February 28, 2027
KOPERNIK INTERNATIONAL FUND | INVESTOR CLASS SHARES
Prospectus [Line Items]
Management Fees (as a percentage of Assets)		0.90%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.10%
Acquired Fund Fees and Expenses		0.02%
Expenses (as a percentage of Assets)	[21],[22]	1.27%
KOPERNIK INTERNATIONAL FUND | CLASS I SHARES
Prospectus [Line Items]
Management Fees (as a percentage of Assets)		0.90%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.11%
Acquired Fund Fees and Expenses		0.02%
Expenses (as a percentage of Assets)	[21],[22]	1.03%
PMV Adaptive Risk Parity ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination		February 28, 2027
PMV Adaptive Risk Parity ETF | PMV Adaptive Risk Parity ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)		0.85%
Other Expenses (as a percentage of Assets):		0.81%
Acquired Fund Fees and Expenses	[23]	0.22%
Expenses (as a percentage of Assets)	[24]	1.88%
Fee Waiver or Reimbursement	[25]	(0.46%)
Net Expenses (as a percentage of Assets)		1.42%

[1]	Frontier Asset Management, LLC, the Fund’s investment adviser (the “Adviser”), will pay all of the Fund’s expenses, except for the following: advisory fees, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, AFFE, accrued deferred tax liability, non-routine expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses.
[2]	AFFE are indirect fees and expenses that the Fund incurs from investing in shares of other mutual funds, including money market funds and exchange-traded funds.
[3]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude AFFE.
[4]	Frontier Asset Management, LLC, the Fund’s investment adviser (the “Adviser”), will pay all of the Fund’s expenses, except for the following: advisory fees, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, AFFE, accrued deferred tax liability, non-routine expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses.
[5]	AFFE are indirect fees and expenses that the Fund incurs from investing in shares of other mutual funds, including money market funds and exchange-traded funds.
[6]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude AFFE.
[7]	Frontier Asset Management, LLC, the Fund’s investment adviser (the “Adviser”), will pay all of the Fund’s expenses, except for the following: advisory fees, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, AFFE, accrued deferred tax liability, non-routine expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses.
[8]	AFFE are indirect fees and expenses that the Fund incurs from investing in shares of other mutual funds, including money market funds and exchange-traded funds.
[9]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude AFFE.
[10]	Frontier Asset Management, LLC, the Fund’s investment adviser (the “Adviser”), will pay all of the Fund’s expenses, except for the following: advisory fees, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, AFFE, accrued deferred tax liability, non-routine expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses.
[11]	AFFE are indirect fees and expenses that the Fund incurs from investing in shares of other mutual funds, including money market funds and exchange-traded funds.
[12]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude AFFE.
[13]	Frontier Asset Management, LLC, the Fund’s investment adviser (the “Adviser”), will pay all of the Fund’s expenses, except for the following: advisory fees, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, AFFE, accrued deferred tax liability, non-routine expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses.
[14]	AFFE are indirect fees and expenses that the Fund incurs from investing in shares of other mutual funds, including money market funds and exchange-traded funds.
[15]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude AFFE.
[16]	Frontier Asset Management, LLC, the Fund’s investment adviser (the “Adviser”), will pay all of the Fund’s expenses, except for the following: advisory fees, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, AFFE, accrued deferred tax liability, non-routine expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses.
[17]	AFFE are indirect fees and expenses that the Fund incurs from investing in shares of other mutual funds, including money market funds and exchange-traded funds.
[18]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude AFFE.
[19]	Kopernik Global Investors, LLC (the “Adviser”) has contractually agreed to reduce its fees and/or reimburse expenses in order to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “Excluded Expenses”)) from exceeding 1.35% of the Fund’s Class A Shares’ average daily net assets and 1.10% of the Fund’s Class I Shares’ average daily net assets until February 28, 2027 (the “Contractual Expense Limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including Excluded Expenses) and the Contractual Expense Limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including Excluded Expenses) are below the Contractual Expense Limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund II (the “Trust”), for any reason at any time, or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2027.
[20]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.
[21]	Kopernik Global Investors, LLC (the “Adviser”) has contractually agreed to reduce its fees and/or reimburse expenses in order to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “Excluded Expenses”)) from exceeding 1.35% of the Fund’s Investor Class Shares’ average daily net assets and 1.10% of the Fund’s Class I Shares’ average daily net assets until February 28, 2027 (the “Contractual Expense Limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including Excluded Expenses) and the Contractual Expense Limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including Excluded Expenses) are below the Contractual Expense Limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund II (the “Trust”), for any reason at any time, or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2027.
[22]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.
[23]	AFFE are indirect fees and expenses that the Fund incurs from investing in shares of other investment companies.
[24]	The Total Annual Fund Operating Expenses in this fee table, both before and after fee reductions and/or expense reimbursements, do not correlate to the expense ratio in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude AFFE.
[25]	PMV Capital Advisers, LLC (the “Adviser” or “PMV”) has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding any class-specific expenses, interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, AFFE, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses) (collectively, “excluded expenses”)) from exceeding 1.20% of the average daily net assets of the Fund until February 28, 2027 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. The agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund II (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2027 .